Trade Receivables (Details)	12 Months Ended
Mar. 31, 2023
Trade Receivables [Abstract]
Description of trade receivable	The Group has recognised a loss allowance of 100% against all receivables over 365 days past due because historical experience has indicated that these receivables are generally not recoverable.